AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 24.7%
Communications Equipment – 2.9%
Arista Networks, Inc.(a)	3,890	$1,088,577
Ciena Corp.(a)	14,410	751,770
F5 Networks, Inc.(a)	17,093	3,247,328
Lumentum Holdings, Inc.(a)	8,199	737,910

		5,825,585

Electronic Equipment, Instruments & Components – 3.3%
Dolby Laboratories, Inc. - Class A	19,998	1,952,405
IPG Photonics Corp.(a)	7,534	1,712,855
Keysight Technologies, Inc.(a)	12,890	1,824,193
Novanta, Inc.(a)	8,468	1,120,570

		6,610,023

IT Services – 6.3%
EPAM Systems, Inc.(a)	3,647	1,362,556
Leidos Holdings, Inc.	50,240	4,443,728
MAXIMUS, Inc.	47,895	3,892,905
Visa, Inc. - Class A	14,940	3,173,107

		12,872,296

Semiconductors & Semiconductor Equipment – 5.0%
Lam Research Corp.	3,830	2,172,338
MKS Instruments, Inc.	11,100	1,830,390
QUALCOMM, Inc.	40,216	5,477,017
Xilinx, Inc.	5,618	732,025

		10,211,770

Software – 7.2%
Adobe, Inc.(a)	4,113	1,890,623
Fortinet, Inc.(a)	11,070	1,869,169
Manhattan Associates, Inc.(a)	9,827	1,208,230
Microsoft Corp.	41,900	9,736,722

		14,704,744

		50,224,418

Health Care – 17.2%
Biotechnology – 9.0%
Alexion Pharmaceuticals, Inc.(a)	30,850	4,712,338
Amgen, Inc.	27,200	6,117,824
Regeneron Pharmaceuticals, Inc.(a)	7,220	3,253,115
Vertex Pharmaceuticals, Inc.(a)	19,338	4,110,292

		18,193,569

Health Care Providers & Services – 4.5%
UnitedHealth Group, Inc.	27,716	9,207,809

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.7%
Roche Holding AG (Sponsored ADR)	140,410	$5,770,851
Zoetis, Inc.	11,420	1,772,841

		7,543,692

		34,945,070

Consumer Discretionary – 17.0%
Auto Components – 1.3%
Gentex Corp.	73,020	2,583,448

Distributors – 2.7%
LKQ Corp.(a)	139,580	5,498,056

Diversified Consumer Services – 0.6%
Chegg, Inc.(a)	12,077	1,165,793

Household Durables – 3.8%
DR Horton, Inc.	36,370	2,795,762
Garmin Ltd.	14,450	1,792,089
NVR, Inc.(a)	703	3,164,091

		7,751,942

Internet & Direct Marketing Retail – 3.6%
Amazon.com, Inc.(a)	2,380	7,361,173

Multiline Retail – 1.1%
Dollar General Corp.	12,150	2,296,229

Specialty Retail – 2.8%
Home Depot, Inc. (The)	14,980	3,869,933
Murphy USA, Inc.	14,420	1,797,453

		5,667,386

Textiles, Apparel & Luxury Goods – 1.1%
Deckers Outdoor Corp.(a)	7,240	2,361,036

		34,685,063

Communication Services – 14.7%
Diversified Telecommunication Services – 5.3%
Comcast Corp. - Class A	114,984	6,061,957
Verizon Communications, Inc.	86,740	4,796,722

		10,858,679

Entertainment – 0.4%
Electronic Arts, Inc.	5,530	740,854

Interactive Media & Services – 9.0%
Alphabet, Inc. - Class C(a)	5,447	11,094,776
Facebook, Inc. - Class A(a)	27,980	7,208,208

		18,302,984

		29,902,517

Industrials – 10.5%
Aerospace & Defense – 1.1%
Hexcel Corp.(a)	25,723	1,382,869
Raytheon Technologies Corp.	10,964	789,298

		2,172,167

Company	Shares	U.S. $ Value

Electrical Equipment – 4.2%
Emerson Electric Co.	67,656	$5,811,650
Hubbell, Inc.	15,439	2,740,577

		8,552,227

Machinery – 1.5%
Altra Industrial Motion Corp.	31,875	1,846,200
Flowserve Corp.	31,730	1,174,010

		3,020,210

Road & Rail – 2.6%
Kansas City Southern	10,990	2,333,616
Knight-Swift Transportation Holdings, Inc.	70,600	3,049,920

		5,383,536

Trading Companies & Distributors – 1.1%
MSC Industrial Direct Co., Inc. - Class A	26,136	2,251,094

		21,379,234

Financials – 7.6%
Banks – 1.5%
JPMorgan Chase & Co.	20,780	3,058,193

Diversified Financial Services – 3.0%
Berkshire Hathaway, Inc. - Class B(a)	25,320	6,089,713

Insurance – 3.1%
Allstate Corp. (The)	43,970	4,687,202
Fidelity National Financial, Inc.	42,209	1,615,760

		6,302,962

		15,450,868

Consumer Staples – 2.7%
Beverages – 1.1%
Monster Beverage Corp.(a)	26,474	2,322,829

Food & Staples Retailing – 1.6%
Walmart, Inc.	24,710	3,210,323

		5,533,152

Real Estate – 2.2%
Real Estate Management & Development – 2.2%
CBRE Group, Inc. - Class A(a)	58,430	4,427,241

Energy – 0.5%
Energy Equipment & Services – 0.5%
Cactus, Inc. - Class A	2,078	66,226
Helmerich & Payne, Inc.	31,067	892,555

		958,781

Total Common Stocks (cost $146,835,238)		197,506,344

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $5,922,571)	5,922,571	$5,922,571

Total Investments – 100.0% (cost $152,757,809)(e)		203,428,915
Other assets less liabilities – 0.0%		11,234

Net Assets – 100.0%		$203,440,149

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,254,896 and gross unrealized depreciation of investments was $(583,790), resulting in net unrealized appreciation of $50,671,106.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$197,506,344	$—	$—	$197,506,344
Short-Term Investments	5,922,571	—	—	5,922,571

Total Investments in Securities	203,428,915	—	—	203,428,915
Other Financial Instruments(b)	—	—	—	—

Total	$203,428,915	$—	$—	$203,428,915

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$19,164	$30,298	$43,539	$5,923	$1